SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS

Authorized share capital:
(in thousands of $ except per share amount)	2020	2019	2018
200 million common shares of $0.05 par value	10,000	10,000	10,000

In September 2018, at our Annual General Meeting ("AGM"), the shareholders approved to increase our authorized share capital from $7,500,000 divided into 150,000,000 common shares of $0.05 par value to $10,000,000 divided into 200,000,000 common shares of $0.05 par value. The AGM also approved to reduce our share premium account to nil, and to credit the amount resulting from the reduction to our contributed surplus account. As a result, $472.5 million in additional paid in capital was reclassified to contributed surplus in 2018.

Issued and outstanding number of shares:
(number of shares of $0.05 each)	2020	2019	2018
Issued shares: Balance at start of year	144,272,697	144,272,697	142,197,697
Shares issued:
- Issue of consideration shares to Hemen	—	—	2,000,000
- Settlement of options	—	—	75,000
Issued shares: Balance at the end of year	144,272,697	144,272,697	144,272,697

Outstanding number of shares: Balance at start of year	143,277,697	143,827,697	142,197,697
Shares issued:	—	—	2,075,000
- Repurchases of shares	—	(855,000)	(445,000)
- Distribution of treasury shares	50,000	305,000	—
Outstanding number of shares: Balance at end of year	143,327,697	143,277,697	143,827,697

With reference to Note 27 Related Party Transactions, we issued 2,000,000 considerations shares in relation to delivery of one vessel in January 2018. In 2018, we issued in total 75,000 shares and received $0.3 million in proceeds in relation to our 2016 Share Option Plan.

No own shares were acquired in 2020. In 2019 and 2018, we acquired an aggregate of 855,000 and 445,000 of our own shares, respectively, in open market transactions under our share buy-back program. The shares were acquired on the Oslo Stock Exchange. As of December 31, 2020, we have repurchased a total of 1,300,000 shares under our share buy-back program, and following a distribution of 355,000 shares in connection with our 2016 Share Option Plan, we held 945,000 treasury shares (December 31, 2019: 995,000 treasury shares, December 31, 2018: 445,000 treasury shares).

In 2020, 2019 and 2018, we paid $7.2 million, $46.6 million and $64.9 million in dividends to our shareholders, respectively, corresponding to a dividend per share of $0.05, $0.33 and $0.45. Refer to "Note 31 Subsequent events" for any subsequent dividend declarations.

As of December 31, 2020, 143,327,697 common shares were outstanding (December 31, 2019: 143,277,697 common shares, December 31, 2018: 143,827,697 common shares), which includes an adjustment for treasury shares in 2020 and 2019 of
945,000 and 995,000, respectively.